Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations (Detail)	Mar. 31, 2015	Mar. 31, 2014
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	1.00%	1.40%
Long-term rate of salary increases	2.90%	2.90%